UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM

First report to shareholders, for the period ended April 30, 2011

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Since fund’s inception
Class A shares	(2/1/11)
Reflecting 5.75% maximum sales charge	–4.15%

The fund’s estimated expense ratio for Class A shares is 1.22% for the current fiscal year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2011, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.87%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the U.S. may be subject to additional risks such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

We are pleased to welcome you as an investor in American Funds Global Balanced Fund, the newest member of the American Funds family, and to present you with the first report for shareholders. This report covers a three-month period, from the start of the fund’s operations on February 1, 2011, through April 30, 2011, the midpoint of the fund’s first fiscal year.

Global stocks, as measured by the MSCI All Country World Index, rose 5.5%* for the same reporting period. Investment-grade bonds, as measured by the Barclays Capital Global Aggregate Index, gained 4.0%. The 60/40 MSCI/BC Index† returned 4.9% for the same period. The indexes are unmanaged.

We are pleased to report that American Funds Global Balanced Fund returned 5.9% for the period, including a dividend payment of 2 cents a share. We anticipate more substantial dividends as the fund matures beyond its initial start-up phase.

American Funds Global Balanced Fund aims to balance three equally important objectives: seeking long-term growth of capital, conserving principal and providing current income. It strives to mitigate the volatility of markets over time through investments in a mix of securities issued by companies and governments around the world. Together, this provides a global portfolio that is intended to offer diversification and balance.

In keeping with our deliberate long-term approach, the fund will make strategic decisions in apportioning the fund among bonds, stocks or cash. Important advantages of the fund are portfolio counselors who have experience in investing in both equities and fixed income, and the extensive research support and experience of the fund’s investment advisor, Capital Research and Management Company. The fund has five portfolio counselors who invest globally and each manages a separate portion of overall assets. Two are dedicated fixed-income counselors, two invest broadly across stocks and bonds, and one focuses on equities.

The global bond and equity markets have expanded and matured significantly over the past 20 years. While the world’s economy and markets still face challenges, and likely always will in one region or another, we are finding attractive opportunities in many parts of the world for patient, long-term investors.

Diversification is an important tool in pursuing the fund’s objectives. For example, the fund normally maintains at least 45% of its assets in common stocks, with at least 25% in senior fixed-income securities and other debt securities. As of April 30, well over half of the 63% of the portfolio held in common stocks was invested in companies located outside the United States. Likewise, most of the fixed-income holdings of American Funds Global Balanced Fund originate outside the United States. Non-U.S. bonds now comprise over half of the global marketplace and represent a wide range of fixed-income sectors. The favorable credit quality of bonds issued outside the United States also provides the potential for greater stability: 84.5% of bonds outside the U.S. are rated high-quality (Aaa/AAA and Aa/AA), according to Barclays Capital Global Aggregate ex-U.S. Dollar Index as of December 31, 2010. As for the fund’s credit quality, American Funds Global Balanced Fund invests mostly in high-quality bonds; as of April 30, more than 90% of the fund’s bond holdings were investment grade, which means they had ratings of Baa/BBB or higher.

Again, we welcome all new shareholders to American Funds Global Balanced Fund. We are encouraged by the early reception to the fund, which had grown to $1.5 billion in assets by the end of the period. We thank you for your interest in this fund and look forward to serving shareholders for a long time to come.

Sincerely,

/s/ Michael Thawley

Michael Thawley
Vice Chairman of the Board

/s/ Eric Richter

Eric Richter
President

June 15, 2011

For current information about the fund, visit americanfunds.com.

*All data refer to total return. The market indexes shown in this report are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

†The 60/40 MSCI/BC Index blends the MSCI All Country World Index with the Barclays Capital Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly..

Summary investment portfolio  April 30, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 36 for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	(percent of net assets)

Common stocks of issuers outside the U.S.	37.56%
U.S. common stocks	25.81
Bonds & notes of governments outside the U.S.	13.39
Corporate bonds & notes	8.86
Bonds & notes of U.S. government	4.04
Mortgage-backed obligations	2.90
Short-term securities & other assets less liabilities	7.44
[end pie chart]

Five largest sectors in common stock holdings	(percent of net assets)
Consumer discretionary	14.2%
Financials	9.2
Consumer staples	8.0
Information technology	5.5
Energy	4.3

Currency diversification	(percent of net assets)
	Common stocks	Bonds & notes	Total
U.S. dollars	28.0%	14.0%	42.0%
Euros	11.3	5.1	16.4
British pounds	9.0	.4	9.4
Japanese yen	3.6	1.9	5.5
Swiss francs	2.6	-	2.6
South Korean won	1.1	1.1	2.2
Swedish kronor	.8	1.0	1.8
Brazilian reais	1.7	-	1.7
Singapore dollars	.5	1.2	1.7
Australian dollars	1.6	.1	1.7
Other currencies	3.2	4.4	7.6
Short-term securities			10.4
Forward currency contracts			.3
Other assets less liabilities			(3.3)
			100.0%

			Percent
		Value	of net
Common stocks - 63.37%	Shares	(000)	assets

Consumer discretionary - 14.21%
Home Depot, Inc.	611,000	$22,693	1.53
DIRECTV, Class A (1)	390,000	18,950	1.28
Virgin Media Inc.	566,900	17,154	1.16
Daimler AG	219,200	16,944	1.14
Marks and Spencer Group PLC	2,452,800	15,897	1.07
British Sky Broadcasting Group PLC	1,095,000	15,401	1.04
Mattel, Inc.	503,100	13,443	.91
McDonald's Corp.	157,400	12,326	.83
General Motors Co. (1)	335,000	10,750	.73
Honda Motor Co., Ltd.	270,000	10,618	.72
Hyundai Motor Co.	45,200	10,397	.70
Staples, Inc.	478,300	10,111	.68
Kohl's Corp.	190,000	10,015	.68
Other securities		25,851	1.74
		210,550	14.21

Financials - 9.21%
JPMorgan Chase & Co.	460,000	20,990	1.42
Banco Santander, SA	1,080,000	13,792	.93
Wells Fargo & Co.	364,200	10,602	.71
Citigroup Inc. (1)	2,240,000	10,282	.69
Société Générale	152,000	10,167	.69
Bank of America Corp.	720,000	8,842	.60
Other securities		61,823	4.17
		136,498	9.21

Consumer staples - 7.96%
British American Tobacco PLC	607,550	26,497	1.79
Altria Group, Inc.	915,700	24,577	1.66
Philip Morris International Inc.	267,174	18,553	1.25
Imperial Tobacco Group PLC	263,936	9,289	.63
Other securities		39,023	2.63
		117,939	7.96

Information technology - 5.49%
Microsoft Corp.	773,200	20,119	1.36
Cielo SA, ordinary nominative	2,048,000	18,941	1.28
Nintendo Co., Ltd.	50,400	11,911	.80
Other securities		30,410	2.05
		81,381	5.49

Energy - 4.25%
Royal Dutch Shell PLC, Class B	760,000	29,541	1.99
BP PLC	1,730,000	13,366	.90
Apache Corp.	70,000	9,336	.63
Other securities		10,752	.73
		62,995	4.25

Health care - 4.09%
Abbott Laboratories	474,900	24,714	1.67
Novartis AG	326,500	19,382	1.31
Biogen Idec Inc. (1)	105,000	10,222	.69
Other securities		6,316	.42
		60,634	4.09

Telecommunication services - 3.79%
AT&T Inc.	626,800	19,506	1.32
Other securities		36,600	2.47
		56,106	3.79

Industrials - 3.77%
General Dynamics Corp.	242,900	17,688	1.20
Schneider Electric SA	69,000	12,192	.82
Other securities		25,957	1.75
		55,837	3.77

Materials - 3.55%
CRH PLC	723,379	17,946	1.21
ArcelorMittal	315,000	11,589	.78
Other securities		23,111	1.56
		52,646	3.55

Utilities - 2.48%
GDF SUEZ	509,700	20,855	1.41
National Grid PLC	1,550,100	15,898	1.07
		36,753	2.48

Miscellaneous - 4.57%
Other common stocks in initial period of acquisition		67,627	4.57

Total common stocks (cost: $890,206,000)		938,966	63.37

	Principal		Percent
	amount	Value	of net
Bonds & notes - 29.19%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 13.39%
German Government 4.25% 2014	€5,950	9,370
German Government 3.00% 2020	6,450	9,429
German Government 1.50%-4.75% 2013-2040 (2)	8,993	14,248	2.23
Japanese Government, Series 296, 1.50% 2018	¥800,000	10,341
Japanese Government 1.20%-2.30% 2012-2035 (2)	1,359,880	17,292	1.86
Singapore (Republic of) 3.75% 2016	$ S 12,050	11,088
Singapore (Republic of) 2.875% 2015-2030	8,900	7,265	1.24
South Korean Government 4.25%-5.25% 2013-2030	KRW 17,942,210	17,273	1.17
Netherlands Government Eurobond 3.25% 2015	€6,500	9,871	.67
Other securities		92,232	6.22
		198,409	13.39

Corporate bonds & notes - 8.86%
Financials - 3.51%
JPMorgan Chase & Co. 3.45%-4.40% 2016-2020	$2,000	1,986	.13
Bank of America Corp. 5.65% 2018	400	427	.03
Other securities		49,541	3.35
		51,954	3.51

Energy - 1.47%
Shell International Finance BV 4.00% 2014	25	27	.00
Other securities		21,686	1.47
		21,713	1.47

Health care - 1.06%
Novartis Capital Corp. 2.90% 2015	600	621
Novartis Securities Investment Ltd. 5.125% 2019	1,845	2,026	.18
Abbott Laboratories 5.875% 2016	225	261	.02
Other securities		12,825	.86
		15,733	1.06

Telecommunication services - 0.79%
AT&T Inc. 6.125% 2015	€400	651
AT&T Inc. 5.50%-5.80% 2018-2019	$300	334	.07
Other securities		10,782	.72
		11,767	.79

Consumer staples - 0.66%
Altria Group, Inc. 9.70% 2018	1,340	1,787	.12
Other securities		7,944	.54
		9,731	.66

Consumer discretionary - 0.64%
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,175	1,353	.09
Other securities		8,181	.55
		9,534	.64

Utilities - 0.42%
National Grid PLC 6.30% 2016	550	631	.04
Other securities		5,624	.38
		6,255	.42

Materials - 0.10%
CRH America, Inc. 4.125%-6.00% 2016	1,430	1,542	.10

Other corporate bonds & notes - 0.21%
Other securities		3,062	.21

Total corporate bonds & notes		131,291	8.86

Bonds & notes of U.S. government - 4.04%
U.S. Treasury 3.875% 2013	13,700	14,531	.98
U.S. Treasury 1.375%-8.875% 2014-2041 (2)	42,509	45,301	3.06
		59,832	4.04

Mortgage-backed obligations (3) - 2.90%
Fannie Mae 3.50%-6.00% 2025-2041	32,208	33,402	2.26
Other securities		9,517	.64
		42,919	2.90

Municipals - 0.00%
Other securities		29	.00

Total bonds & notes (cost: $419,765,000)		432,480	29.19

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.39%	(000)	(000)	assets

Freddie Mac 0.08%-0.14% due 6/27-8/25/2011	74,700	74,685	5.04
Bank of America Corp. 0.08% due 5/2/2011	31,200	31,200	2.11
Bank of Nova Scotia 0.12% due 5/3/2011	23,300	23,300	1.57
National Australia Funding (Delaware) Inc. 0.185% due 5/2/2011 (4)	14,000	14,000	.94
Fannie Mae 0.10% due 6/2/2011	8,500	8,499	.57
Other securities		2,300	.16

Total short-term securities (cost: $153,979,000)		153,984	10.39

Total investment securities (cost: $1,463,950,000)		1,525,430	102.95
Other assets less liabilities		(43,603)	(2.95)

Net assets		$1,481,827	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $40,615,000, which represented 2.74% of the net assets of the fund.

Key to abbreviation and symbols
€ = Euros
¥ = Japanese yen
KRW = South Korean won
S$ = Singapore dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,463,950)		$1,525,430
Cash		131
Unrealized appreciation on open forward currency contracts		264
Receivables for:
Sales of fund's shares	$59,408
Dividends and interest	8,139	67,547
		1,593,372
Liabilities:
Unrealized depreciation on open forward currency contracts		17
Payables for:
Purchases of investments	109,293
Repurchases of fund's shares	1,176
Investment advisory services	570
Services provided by related parties	401
Other	88	111,528
Net assets at April 30, 2011		$1,481,827

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,418,550
Undistributed net investment income		2,928
Accumulated net realized loss		(1,530)
Net unrealized appreciation		61,879
Net assets at April 30, 2011		$1,481,827

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (56,015 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,172,295	44,310	$26.46
Class B	9,454	358	26.43
Class C	126,440	4,784	26.43
Class F-1	71,728	2,711	26.46
Class F-2	35,972	1,359	26.47
Class 529-A	30,372	1,148	26.45
Class 529-B	885	34	26.42
Class 529-C	8,141	308	26.42
Class 529-E	1,521	58	26.44
Class 529-F-1	635	24	26.46
Class R-1	2,277	86	26.43
Class R-2	4,124	156	26.43
Class R-3	3,500	132	26.45
Class R-4	3,526	133	26.46
Class R-5	9,786	370	26.47
Class R-6	1,171	44	26.47

See Notes to Financial Statements

Statement of operations		unaudited
for the period February 1, 2011(*) to April 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $248)	$4,065
Interest (net of non-U.S. taxes of $5)	1,489	$5,554

Fees and expenses†:
Investment advisory services	1,030
Distribution services	578
Transfer agent services	188
Administrative services	54
Registration statement and prospectus	132
Custodian	25
Other	76	2,083
Net investment income		3,471

Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	342
Forward currency contracts	(690)
Currency transactions	(1,182)	(1,530)
Net unrealized appreciation on:
Investments	61,480
Forward currency contracts	247
Currency translations	152	61,879
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		60,349
Net increase in net assets resulting
from operations		$63,820

(*) Commencement of operations.
(†) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statement of changes in net assets	unaudited
for the period February 1, 2011(*) to April 30, 2011	(dollars in thousands)

Operations:
Net investment income	$3,471
Net realized loss on investments, forward currency contracts and currency transactions	(1,530)
Net unrealized appreciation on investments, forward currency contracts and currency translations	61,879
Net increase in net assets resulting from operations	63,820

Dividends paid to shareholders from net investment income	(543)

Net capital share transactions	1,418,550

Total increase in net assets	1,481,827

Net assets:
Beginning of period	-
End of period (including undistributed
net investment income: $2,928)	$1,481,827

(*) Commencement of operations.

See Notes to Financial Statements

Notes to financial statements
                   unaudited

1.	Organization

American Funds Global Balanced Fund (the "fund") was organized on November 5, 2010, as a Delaware statutory trust. On December 17, 2010, the fund obtained its initial capitalization of $100,000 from the sale of 4,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on February 1, 2011, upon the initial purchase of investment securities. The fund’s fiscal year ends on October 31. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$210,550	$-	$-	$210,550
Financials	136,498	-	-	136,498
Consumer staples	117,939	-	-	117,939
Information technology	81,381	-	-	81,381
Energy	62,995	-	-	62,995
Health care	60,634	-	-	60,634
Telecommunication services	56,106	-	-	56,106
Industrials	55,837	-	-	55,837
Materials	52,646	-	-	52,646
Utilities	36,753	-	-	36,753
Miscellaneous	67,627	-	-	67,627
Bonds & notes:
Bonds & notes of governments outside the U.S.	-	198,409	-	198,409
Corporate bonds & notes	-	131,291	-	131,291
Bonds & notes of U.S. government	-	59,832	-	59,832
Mortgage-backed obligations	-	42,919	-	42,919
Municipals	-	29	-	29
Short-term securities	-	153,984	-	153,984
Total	$938,966	$586,464	$-	$1,525,430

Forward currency contracts(*):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$264	$-	$264
Unrealized depreciation on open forward currency contracts	-	(17)	-	(17)
Total	$-	$247	$-	$247

(*)Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in emerging market countries.

Investing in emerging market countries — Investing in countries with emerging markets and/or economies may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the fund commenced operations.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of April 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$67,978
Gross unrealized depreciation on investment securities	(6,580)
Net unrealized appreciation on investment securities	61,398
Cost of investment securities	1,464,032

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	For the period February 1, 2011(*) to April 30, 2011
Class A	$457
Class B	1
Class C	11
Class F-1	29
Class F-2	23
Class 529-A	9
Class 529-B		-(†)
Class 529-C	1
Class 529-E		-(†)
Class 529-F-1		-(†)
Class R-1	-
Class R-2	-
Class R-3	1
Class R-4	1
Class R-5	9
Class R-6	1
Total	$543

(*) Commencement of operations.
(†) Amount less than one thousand.

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the period ended April 30, 2011, the investment advisory services fee was $1,030,000, which was equivalent to an annualized rate of 0.619% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2011, unreimbursed expenses subject to reimbursement totaled $688,000 and $11,000 for Classes A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the period ended April 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services		Transfer agent services		Commonwealth of Virginia administrative services
Class A	$399	$186	Not applicable		Not applicable		Not applicable
Class B	10	2	Not applicable		Not applicable		Not applicable
Class C	121	Included in administrative services	$16		$6		Not applicable
Class F-1	19		8		2		Not applicable
Class F-2	Not applicable		6		1		Not applicable
Class 529-A	10		3		1		$3
Class 529-B	1		-	*	-	*	-	*
Class 529-C	7		1		-	*	1
Class 529-E	1		-	*	-	*	-	*
Class 529-F-1	-		-	*	-	*	-	*
Class R-1	3		-	*	-	*	Not applicable
Class R-2	4		1		2		Not applicable
Class R-3	2		-	*	-	*	Not applicable
Class R-4	1		1		-	*	Not applicable
Class R-5	Not applicable		2		-	*	Not applicable
Class R-6	Not applicable		-	*	-	*	Not applicable
Total	$578	$188	$38		$12		$4

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
For the period February 1, 2011(2) to April 30, 2011
Class A	$1,136,409	44,877	$410		16		$(14,837)	(583)	$1,121,982	44,310
Class B	9,526	376	1			-(3)	(455)	(18)	9,072	358
Class C	123,547	4,869	10			-(3)	(2,164)	(85)	121,393	4,784
Class F-1	69,537	2,745	27		1		(893)	(35)	68,671	2,711
Class F-2	34,660	1,370	21		1		(317)	(12)	34,364	1,359
Class 529-A	29,218	1,151	9			-(3)	(91)	(3)	29,136	1,148
Class 529-B	858	34		-(3)		-(3)	(12)	-(3)	846	34
Class 529-C	7,847	309	1			-(3)	(16)	(1)	7,832	308
Class 529-E	1,466	58		-(3)		-(3)	(10)	-(3)	1,456	58
Class 529-F-1	624	25		-(3)		-(3)	(18)	(1)	606	24
Class R-1	2,205	87	-		-		(21)	(1)	2,184	86
Class R-2	4,097	162	-		-		(141)	(6)	3,956	156
Class R-3	3,592	142		-(3)		-(3)	(244)	(10)	3,348	132
Class R-4	4,217	166		-(3)		-(3)	(863)	(33)	3,354	133
Class R-5	9,377	375	8		1		(142)	(6)	9,243	370
Class R-6	1,107	44		-(3)		-(3)	-	-	1,107	44
Total net increase
(decrease)	$1,438,287	56,790	$487		19		$(20,224)	(794)	$1,418,550	56,015

(1) Includes exchanges between share classes of the fund.
(2) Commencement of operations.
(3) Amount less than one thousand.

8.	Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,273,698,000 and $26,295,000, respectively, during the period February 1, 2011, through April 30, 2011.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and Securities and Exchange Commission ("SEC") registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $224,000. These expenses are not included in the accompanying financial statements.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of April 30, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior three-month period.

				(amounts in thousands)
			Contract amount		Unrealized appreciation (depreciation) at
	Settlement date	Counterparty	Receive	Deliver	4/30/2011

Purchases:
Japanese yen	5/10/2011	UBS AG	¥213,265	$2,500	$129
Japanese yen	5/18/2011	Barclays Bank PLC	¥209,240	$2,500	80
					$209

Sales:
Euros	5/6/2011	UBS AG	¥149,625	€1,250	$(7)
Euros	5/16/2011	HSBC Bank	¥375,543	€3,100	41
Euros	5/16/2011	HSBC Bank	¥133,257	€1,100	14
Euros	6/8/2011	HSBC Bank	¥143,160	€1,200	(10)
					$38

Forward currency contracts - net					$247

Financial highlights(1)
unaudited

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets

Class A:	Period from 2/1/2011 to 4/30/2011	$25.00	$.13	$1.35	$1.48	$(.02)	$26.46	5.92%	$1,172	.29%	.52%

Class B:	Period from 2/1/2011 to 4/30/2011	25.00	.08	1.35	1.43	- (4)	26.43	5.74	9	.45	.32

Class C:	Period from 2/1/2011 to 4/30/2011	25.00	.08	1.36	1.44	(.01)	26.43	5.74	126	.47	.35

Class F-1:	Period from 2/1/2011 to 4/30/2011	25.00	.13	1.35	1.48	(.02)	26.46	5.94	72	.28	.54

Class F-2:	Period from 2/1/2011 to 4/30/2011	25.00	.15	1.35	1.50	(.03)	26.47	6.00	36	.22	.61

Class 529-A:	Period from 2/1/2011 to 4/30/2011	25.00	.12	1.35	1.47	(.02)	26.45	5.88	30	.30	.47

Class 529-B:	Period from 2/1/2011 to 4/30/2011	25.00	.08	1.34	1.42	- (4)	26.42	5.68	1	.47	.31

Class 529-C:	Period from 2/1/2011 to 4/30/2011	25.00	.07	1.36	1.43	(.01)	26.42	5.71	8	.47	.29

Class 529-E:	Period from 2/1/2011 to 4/30/2011	25.00	.10	1.35	1.45	(.01)	26.44	5.82	2	.35	.41

Class 529-F-1:	Period from 2/1/2011 to 4/30/2011	25.00	.15	1.34	1.49	(.03)	26.46	5.95	1	.23	.59

Class R-1:	Period from 2/1/2011 to 4/30/2011	25.00	.08	1.35	1.43	-	26.43	5.72	2	.46	.31

Class R-2:	Period from 2/1/2011 to 4/30/2011	25.00	.07	1.36	1.43	-	26.43	5.72	4	.46	.28

Class R-3:	Period from 2/1/2011 to 4/30/2011	25.00	.10	1.36	1.46	(.01)	26.45	5.84	4	.34	.41

Class R-4:	Period from 2/1/2011 to 4/30/2011	25.00	.12	1.36	1.48	(.02)	26.46	5.91	4	.27	.49

Class R-5:	Period from 2/1/2011 to 4/30/2011	25.00	.14	1.36	1.50	(.03)	26.47	6.00	10	.20	.57

Class R-6:	Period from 2/1/2011 to 4/30/2011	25.00	.15	1.35	1.50	(.03)	26.47	6.00	1	.19	.58

For the period
2/1/2011 to 4/30/2011(1)

Portfolio turnover rate for all share classes	5%

(1)Based on operations from 2/1/2011, commencement of operations, through 4/30/2011, and, accordingly, is not representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)Amount less than $.01.

See Notes to Financial Statements

Expense example
                     unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2011	Ending account value 4/30/2011	Expenses paid during period	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,059.25	$2.98	1.20%
Class A -- assumed 5% return	1,000.00	1,018.84	6.01	1.20
Class B -- actual return	1,000.00	1,057.39	4.66	1.88
Class B -- assumed 5% return	1,000.00	1,015.47	9.39	1.88
Class C -- actual return	1,000.00	1,057.44	4.84	1.95
Class C -- assumed 5% return	1,000.00	1,015.12	9.74	1.95
Class F-1 -- actual return	1,000.00	1,059.35	2.90	1.17
Class F-1 -- assumed 5% return	1,000.00	1,018.99	5.86	1.17
Class F-2 -- actual return	1,000.00	1,059.96	2.28	.92
Class F-2 -- assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-A -- actual return	1,000.00	1,058.77	3.10	1.25
Class 529-A -- assumed 5% return	1,000.00	1,018.60	6.26	1.25
Class 529-B -- actual return	1,000.00	1,056.83	4.88	1.97
Class 529-B -- assumed 5% return	1,000.00	1,015.03	9.84	1.97
Class 529-C -- actual return	1,000.00	1,057.06	4.86	1.96
Class 529-C -- assumed 5% return	1,000.00	1,015.08	9.79	1.96
Class 529-E -- actual return	1,000.00	1,058.23	3.60	1.45
Class 529-E -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-F-1 -- actual return	1,000.00	1,059.51	2.36	.95
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-1 -- actual return	1,000.00	1,057.20	4.71	1.90
Class R-1 -- assumed 5% return	1,000.00	1,015.37	9.49	1.90
Class R-2 -- actual return	1,000.00	1,057.20	4.71	1.90
Class R-2 -- assumed 5% return	1,000.00	1,015.37	9.49	1.90
Class R-3 -- actual return	1,000.00	1,058.40	3.52	1.42
Class R-3 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-4 -- actual return	1,000.00	1,059.14	2.80	1.13
Class R-4 -- assumed 5% return	1,000.00	1,019.19	5.66	1.13
Class R-5 -- actual return	1,000.00	1,059.99	2.09	.84
Class R-5 -- assumed 5% return	1,000.00	1,020.63	4.21	.84
Class R-6 -- actual return	1,000.00	1,060.04	1.94	.78
Class R-6 -- assumed 5% return	1,000.00	1,020.93	3.91	.78

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the current period).

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of each share class on February 1, 2011. The "assumed 5% return" line is based on 181 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through March 31, 2012. The board determined that the fund’s advisory fee structure was fair and reasonable in relation to the services proposed to be provided to the fund and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposes to manage the fund to achieve the fund’s balanced investment objectives of long-term growth of capital, conservation of principal and current income. It also considered the proposed investment policies and restrictions of the fund and CRMC’s experience in managing funds similar to the fund. The board concluded that CRMC’s record indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fees of the fund (each as a percentage of net assets) and compared such amounts with the median fee levels of funds in (a) the Lipper Global Flexible Portfolio Funds Index with assets exceeding $700 million, (b) the Lipper Global Funds Index and (c) Lipper Global Income Funds Index for their latest fiscal years. It observed that the fund’s proposed advisory fees would be below the median of funds in these comparison groups once the fund’s assets exceed certain thresholds. The board also noted the breakpoint discounts in the fund’s proposed advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, the board reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. It noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising mutual funds and institutional clients. The board took into account the fund’s total cost structure and concluded that it was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders will receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board considered CRMC’s portfolio trading practices, including that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board took into account information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board also considered CRMC’s profitability as compared to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. It further considered the breakpoint discounts in the fund’s proposed advisory fee structure, reflecting benefits that may accrue from growth in assets. The board concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2011, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
>American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-937-0611P

Litho in USA DJC/UNL/10159-S28117

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio

April 30, 2011
unaudited

Common stocks — 63.37%	Shares	Value (000)

CONSUMER DISCRETIONARY — 14.21%
Home Depot, Inc.	611,000	$22,693
DIRECTV, Class A1	390,000	18,950
Virgin Media Inc.	566,900	17,154
Daimler AG	219,200	16,944
Marks and Spencer Group PLC	2,452,800	15,897
British Sky Broadcasting Group PLC	1,095,000	15,401
Mattel, Inc.	503,100	13,443
McDonald’s Corp.	157,400	12,326
General Motors Co.1	335,000	10,750
Honda Motor Co., Ltd.	270,000	10,618
Hyundai Motor Co.	45,200	10,397
Staples, Inc.	478,300	10,111
Kohl’s Corp.	190,000	10,015
Bayerische Motoren Werke AG	89,400	8,431
Toyota Motor Corp.	167,300	6,662
Hankook Tire Co., Ltd.	132,600	5,314
SES SA, Class A (FDR)	145,900	3,831
Time Warner Inc.	42,600	1,613
		210,550

FINANCIALS — 9.21%
JPMorgan Chase & Co.	460,000	20,990
Banco Santander, SA	1,080,000	13,792
Wells Fargo & Co.	364,200	10,602
Citigroup Inc.1	2,240,000	10,282
Société Générale	152,000	10,167
Westfield Group	918,580	9,082
HSBC Holdings PLC (Hong Kong)	822,800	8,926
Bank of America Corp.	720,000	8,842
Credit Suisse Group AG	160,000	7,271
UBS AG1	357,100	7,138
Banco Santander (Brasil) SA, units	594,100	6,835
Prudential PLC	448,000	5,784
Banco Bilbao Vizcaya Argentaria, SA	422,438	5,418
Link Real Estate Investment Trust	970,000	3,054
Hongkong Land Holdings Ltd.	395,000	2,959
American Express Co.	57,400	2,817
Ping An Insurance (Group) Co. of China, Ltd., Class H	233,500	2,539
		136,498

CONSUMER STAPLES — 7.96%
British American Tobacco PLC	607,550	26,497
Altria Group, Inc.	915,700	24,577
Philip Morris International Inc.	267,174	18,553
Imperial Tobacco Group PLC	263,936	9,289
ConAgra Foods, Inc.	356,100	8,707
Ralcorp Holdings, Inc.1	90,700	7,056
Anheuser-Busch InBev NV	101,400	6,466
Nestlé SA	86,640	5,379
Lorillard, Inc.	45,089	4,802
Coca-Cola Hellenic Bottling Co. SA	98,200	2,714
Wesfarmers Ltd.	53,795	1,963
PepsiCo, Inc.	28,100	1,936
		117,939

INFORMATION TECHNOLOGY — 5.49%
Microsoft Corp.	773,200	20,119
Cielo SA, ordinary nominative	2,048,000	18,941
Nintendo Co., Ltd.	50,400	11,911
Canon, Inc.	188,300	8,821
Corning Inc.	406,000	8,502
Intel Corp.	270,000	6,261
HTC Corp.	82,000	3,722
Baidu, Inc., Class A (ADR)1	20,900	3,104
		81,381

ENERGY — 4.25%
Royal Dutch Shell PLC, Class B	760,000	29,541
BP PLC	1,730,000	13,366
Apache Corp.	70,000	9,336
Husky Energy Inc.	175,900	5,503
ConocoPhillips	66,500	5,249
		62,995

HEALTH CARE — 4.09%
Abbott Laboratories	474,900	24,714
Novartis AG	326,500	19,382
Biogen Idec Inc.1	105,000	10,222
Sonic Healthcare Ltd.	256,700	3,523
Bayer AG	16,400	1,441
GlaxoSmithKline PLC	62,000	1,352
		60,634

TELECOMMUNICATION SERVICES — 3.79%
AT&T Inc.	626,800	19,506
Deutsche Telekom AG	524,830	8,718
OJSC Mobile TeleSystems (ADR)	362,400	7,665
Singapore Telecommunications Ltd.	2,792,000	7,117
SOFTBANK CORP.	161,900	6,766
Millicom International Cellular SA	33,600	3,640
Turkcell Iletisim Hizmetleri AS	285,300	1,684
MTN Group Ltd.	45,400	1,010
		56,106

INDUSTRIALS — 3.77%
General Dynamics Corp.	242,900	17,688
Schneider Electric SA	69,000	12,192
Siemens AG	59,070	8,593
Southwest Airlines Co.	685,000	8,049
ASSA ABLOY AB, Class B1	152,930	4,591
Legrand SA	68,802	3,142
Hutchison Port Holdings Trust1,2	1,719,000	1,582
		55,837

MATERIALS — 3.55%
CRH PLC	723,379	17,946
ArcelorMittal	315,000	11,589
Dow Chemical Co.	210,000	8,608
China Steel Corp.	4,342,000	5,367
Amcor Ltd.	473,700	3,635
Israel Chemicals Ltd.	117,185	2,066
PT Semen Gresik (Persero) Tbk	1,731,000	1,920
Barrick Gold Corp.	29,700	1,515
		52,646

UTILITIES — 2.48%
GDF SUEZ	509,700	20,855
National Grid PLC	1,550,100	15,898
		36,753

MISCELLANEOUS — 4.57%
Other common stocks in initial period of acquisition		67,627

Total common stocks (cost: $890,206,000)		938,966

	Principal amount
Bonds & notes — 29.19%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 13.39%
German Government, Series 3, 3.75% 2013	€750	1,155
German Government 4.25% 2014	5,950	9,370
German Government 1.50% 20163	547	857
German Government, Series 7, 4.00% 2018	3,400	5,370
German Government 1.75% 20203	721	1,158
German Government 3.00% 2020	6,450	9,429
German Government 4.00% 2037	2,575	3,959
German Government, Series 8, 4.75% 2040	1,000	1,749
Japanese Government, Series 238, 1.40% 2012	¥295,000	3,675
Japanese Government, Series 264, 1.50% 2014	390,000	4,999
Japanese Government, Series 269, 1.30% 2015	340,000	4,339
Japanese Government, Series 14, 1.20% 20173	9,880	124
Japanese Government, Series 296, 1.50% 2018	800,000	10,341
Japanese Government, Series 21, 2.30% 2035	325,000	4,155
Singapore (Republic of) 2.875% 2015	$ S 1,400	1,235
Singapore (Republic of) 3.75% 2016	12,050	11,088
Singapore (Republic of) 2.875% 2030	7,500	6,030
South Korean Government, Series 1303, 5.25% 2013	KRW 604,370	580
South Korean Government 4.25% 2014	3,087,000	2,902
South Korean Government 5.00% 2014	923,020	888
South Korean Government 5.25% 2015	8,137,820	7,980
South Korean Government, Series 3012, 4.75% 2030	5,190,000	4,923
United Mexican States Government Global 6.625% 2015	$950	1,096
United Mexican States Government, Series M10, 8.00% 2015	MXN12,500	1,149
United Mexican States Government, Series M10, 7.75% 2017	75,000	6,835
United Mexican States Government 3.50% 20173	23,062	2,114
United Mexican States Government, Series M30, 10.00% 2036	26,930	2,822
Swedish Government, Series 1041, 6.75% 2014	SKr10,500	1,935
Swedish Government 3.50% 20153	4,159	787
Swedish Government, Series 1049, 4.50% 2015	46,925	8,257
Swedish Government, Series 3104, 3.50% 20283	5,496	1,260
Polish Government, Series 0414, 5.75% 2014	PLN 8,125	3,096
Polish Government, Series 1017, 5.25% 2017	22,875	8,337
Polish Government 6.375% 2019	$150	169
Canadian Government 4.50% 2015	$ C1,050	1,204
Canadian Government 4.25% 2018	6,925	7,951
Canadian Government 4.25% 20213	633	932
Netherlands Government Eurobond 3.25% 2015	€6,500	9,871
Hungarian Government, Series 14/C, 5.50% 2014	HUF555,530	3,052
Hungarian Government, Series 17/B, 6.75% 2017	472,490	2,642
Hungarian Government, Series 19/A, 6.50% 2019	490,000	2,669
Malaysian Government, Series 204, 5.094% 2014	MYR 2,650	940
Malaysian Government, Series 0409, 3.741% 2015	1,800	615
Malaysian Government, Series 0110, 3.835% 2015	11,350	3,892
Malaysian Government, Series 0207, 3.814% 2017	2,600	886
Italian Government 3.75% 2013	€1,000	1,501
Italian Government 4.50% 2019	2,900	4,322
Kingdom of Denmark 5.00% 2013	DKr 5,000	1,065
Kingdom of Denmark 4.00% 2019	18,000	3,775
Israeli Government 4.50% 2015	ILS5,750	1,699
Israeli Government 5.00% 20153	1,975	665
Israeli Government 5.50% 2017	5,100	1,552
United Kingdom 2.75% 2015	£225	386
United Kingdom 4.00% 2016	400	717
United Kingdom 4.50% 2019	250	455
United Kingdom 4.75% 2020	25	46
United Kingdom 5.00% 2025	250	468
United Kingdom 4.75% 2038	300	549
Colombia (Republic of) Global 7.375% 2019	$1,000	1,220
Colombia (Republic of) Global 7.75% 2021	COP1,335,000	842
Thai Government 5.25% 2014	THB57,750	2,041
Russian Federation 7.85% 2018	RUB30,000	1,165
Russian Federation 5.00% 2020	$700	710
Norwegian Government 5.00% 2015	NKr6,600	1,354
Norwegian Government 4.25% 2017	1,225	245
Chilean Government 3.875% 2020	$1,600	1,582
Croatian Government 6.75% 2019	1,100	1,171
French Government O.A.T. Eurobond 5.00% 2011	€600	905
State of Qatar 5.25% 2020	$400	424
State of Qatar 9.75% 2030	50	73
New South Wales Treasury Corp., Series 14, 5.50% 2014	$ A300	331
Queensland Treasury Corp., Series 17, 6.00% 2017	200	223
Bermudan Government 5.603% 20202	$100	106
		198,409

CORPORATE BONDS & NOTES — 8.86%
FINANCIALS — 3.51%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€275	411
Westfield Group 7.50% 20142	$160	184
Westfield Group 5.70% 20162	620	685
Westfield Group 7.125% 20182	600	704
Westfield Group 6.75% 20192	2,320	2,694
HSBC Bank PLC 3.50% 20152	900	927
HSBC Holdings PLC 6.00% 2019	€400	634
HSBC Bank USA, NA 4.875% 2020	$1,000	997
HSBC Bank PLC 4.75% 20212	500	506
HSBC Holdings PLC 5.10% 2021	1,300	1,341
HSBC Holdings PLC 6.375% 20224	£50	90
Developers Diversified Realty Corp. 9.625% 2016	$535	658
Developers Diversified Realty Corp. 4.75% 2018	3,175	3,145
ProLogis 6.25% 2017	920	1,010
ProLogis 6.875% 2020	2,220	2,493
Goldman Sachs Group, Inc. 3.625% 2016	600	605
Goldman Sachs Group, Inc. 6.15% 2018	700	775
Goldman Sachs Group, Inc. 7.50% 2019	1,400	1,665
Morgan Stanley 3.80% 2016	3,000	3,014
Lloyds TSB Bank PLC 6.50% 2020	€500	729
Lloyds TSB Bank PLC 6.375% 2021	$1,900	2,040
Barclays Bank PLC 6.00% 2018	€1,575	2,380
Société Générale 6.125% 2018	500	802
Société Générale 5.20% 20212	$1,500	1,516
Wells Fargo & Co. 3.676% 2016	625	643
Wells Fargo & Co. 4.60% 2021	1,650	1,671
Commerzbank AG, Series 151, 6.625% 2019	£1,220	2,043
JPMorgan Chase & Co. 3.45% 2016	$500	506
JPMorgan Chase & Co. 4.25% 2020	300	292
JPMorgan Chase & Co. 4.40% 2020	1,200	1,188
Aviva PLC 5.25% 2023	€600	898
Aviva PLC 5.70% (undated)4	660	894
Citigroup Inc. 4.587% 2015	$1,650	1,748
UBS AG 5.75% 2018	1,350	1,489
Kimco Realty Corp. 5.584% 2015	800	873
Kimco Realty Corp., Series C, 5.783% 2016	500	556
Realogy Corp. 7.875% 20192	1,375	1,396
Standard Chartered Bank 5.875% 2017	€700	1,098
Simon Property Group, LP 6.75% 2014	$300	339
Simon Property Group, LP 4.20% 2015	576	614
RSA Insurance Group PLC 8.50% (undated)4	£504	905
Royal Bank of Scotland PLC 6.934% 2018	€600	901
AXA SA 6.463% (undated)2,4	$900	829
Regions Financial Corp. 5.75% 2015	690	711
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	€450	698
Munich Re Finance BV 6.75% 20234	350	550
Bank of America Corp. 5.65% 2018	$400	427
Intesa Sanpaolo SpA 2.713% 20142,4	300	308
ERP Operating LP 4.75% 2020	250	256
Banco de Crédito del Perú 5.375% 20202	125	116
		51,954

ENERGY — 1.47%
Gazprom OJSC 5.875% 2015	€1,350	2,142
Gazprom OJSC 7.288% 2037	$2,540	2,746
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	1,450	1,520
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,590	1,694
Husky Energy Inc. 6.20% 2017	1,340	1,532
Husky Energy Inc. 7.25% 2019	1,270	1,532
TransCanada PipeLines Ltd. 5.05% 2014	$ C1,650	1,849
TransCanada PipeLines Ltd. 6.50% 2018	$125	147
TransCanada PipeLines Ltd. 7.125% 2019	125	153
Anadarko Petroleum Corp. 8.70% 2019	1,635	2,053
Enbridge Energy Partners, LP 5.20% 2020	1,925	2,045
Kinder Morgan Energy Partners LP 6.85% 2020	1,745	2,036
PTT Exploration & Production Ltd 5.692% 20212	1,000	1,015
Statoil ASA 3.125% 2017	500	500
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,5	400	423
Ras Laffan Liquefied Natural Gas III 5.50% 2014	250	273
Shell International Finance BV 4.00% 2014	25	27
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	26
		21,713

HEALTH CARE — 1.06%
Roche Holdings Inc. 5.00% 20142	$3,260	$3,576
Roche Holdings Inc. 6.00% 20192	1,885	2,169
Boston Scientific Corp. 6.25% 2015	322	355
Boston Scientific Corp. 6.00% 2020	3,960	4,293
Novartis Capital Corp. 2.90% 2015	600	621
Novartis Securities Investment Ltd. 5.125% 2019	1,845	2,026
GlaxoSmithKline Capital Inc. 5.65% 2018	1,780	2,022
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	355	381
Abbott Laboratories 5.875% 2016	225	261
Schering-Plough Corp. 6.00% 2017	25	29
		15,733

TELECOMMUNICATION SERVICES — 0.79%
MTS International Funding Ltd. 8.625% 2020	2,730	3,123
Deutsche Telekom International Finance BV 6.00% 2017	€1,300	2,145
Telefónica Emisiones, SAU 4.949% 2015	$50	53
Telefónica Emisiones, SAU 3.992% 2016	1,600	1,634
Koninklijke KPN NV 3.75% 2020	€1,150	1,612
AT&T Inc. 6.125% 2015	400	651
AT&T Inc. 5.50% 2018	$100	110
AT&T Inc. 5.80% 2019	200	224
France Télécom 5.00% 2016	£50	89
France Télécom 5.625% 2018	€500	822
Telecom Italia Capital SA 6.999% 2018	$300	335
Telecom Italia Capital SA 7.175% 2019	500	565
Verizon Communications Inc. 3.00% 2016	400	404
		11,767

CONSUMER STAPLES — 0.66%
Anheuser-Busch InBev NV 6.875% 2019	3,120	3,767
Kraft Foods Inc. 6.125% 2018	2,780	3,160
Altria Group, Inc. 9.70% 2018	1,340	1,787
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,017
		9,731

CONSUMER DISCRETIONARY — 0.64%
Time Warner Inc. 4.75% 2021	2,500	2,555
Time Warner Cable Inc. 5.00% 2020	1,615	1,672
Time Warner Cable Inc. 4.125% 2021	150	144
Comcast Corp. 5.90% 2016	1,585	1,788
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,175	1,353
Volkswagen International Finance NV 0.917% 20142,4	1,000	1,004
Macy’s Retail Holdings, Inc. 8.375% 20154	225	264
Federated Department Stores, Inc. 7.45% 2017	200	229
BMW Group 3.875% 2017	€250	376
McDonald’s Corp. 3.50% 2020	$150	149
		9,534

UTILITIES — 0.42%
Enel Finance International SA 3.875% 20142	1,400	1,462
Enersis SA 7.375% 2014	825	924
Iberdrola Finance Ireland 5.00% 20192	925	917
Veolia Environnement 5.25% 2013	500	536
Veolia Environnement 6.00% 2018	125	141
National Grid PLC 6.30% 2016	550	631
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	451
E.ON International Finance BV 5.80% 20182	$350	394
Hydro One Inc. 5.49% 2040	$ C200	225
Colbun SA 6.00% 20202	$200	208
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	207
Scottish and Southern Energy PLC 6.125% 2013	€100	159
		6,255

INDUSTRIALS — 0.14%
Ply Gem Industries, Inc. 8.25% 20182	$1,330	1,373
Volvo Treasury AB 5.95% 20152	200	221
Volvo Treasury AB 5.00% 2017	€300	463
		2,057

MATERIALS — 0.10%
CRH America, Inc. 4.125% 2016	$440	449
CRH America, Inc. 6.00% 2016	990	1,093
		1,542

INFORMATION TECHNOLOGY — 0.07%
Cisco Systems, Inc. 0.559% 20144	1,000	1,005

Total corporate bonds & notes		131,291

BONDS & NOTES OF U.S. GOVERNMENT — 4.04%
U.S. Treasury 3.875% 2013	13,700	14,531
U.S. Treasury 2.00% 20143	359	396
U.S. Treasury 1.75% 2015	5,900	5,929
U.S. Treasury 1.875% 20153	569	638
U.S. Treasury 2.125% 2015	3,500	3,546
U.S. Treasury 4.50% 2016	2,500	2,806
U.S. Treasury 7.50% 2016	2,850	3,649
U.S. Treasury 2.375% 20173	658	758
U.S. Treasury 8.875% 2017	500	690
U.S. Treasury 1.375% 20183	1,334	1,450
U.S. Treasury 3.50% 2018	5,295	5,594
U.S. Treasury 5.25% 2029	250	286
U.S. Treasury 4.375% 2038	2,144	2,143
U.S. Treasury 4.625% 2040	8,800	9,121
U.S. Treasury 4.75% 2041	7,850	8,295
		59,832

MORTGAGE-BACKED OBLIGATIONS5 — 2.90%
Fannie Mae 3.50% 2025	495	502
Fannie Mae 3.50% 2026	1,090	1,105
Fannie Mae 3.50% 2026	1,087	1,102
Fannie Mae 3.50% 2026	400	406
Fannie Mae 4.00% 2026	3,450	3,576
Fannie Mae 6.00% 2038	1,860	2,036
Fannie Mae 6.00% 2038	183	201
Fannie Mae 5.00% 2039	490	518
Fannie Mae 4.00% 2040	499	498
Fannie Mae 4.00% 2040	499	497
Fannie Mae 4.50% 2040	2,000	2,061
Fannie Mae 4.50% 2040	1,500	1,546
Fannie Mae 4.00% 2041	1,900	1,894
Fannie Mae 4.00% 2041	599	597
Fannie Mae 4.00% 2041	499	498
Fannie Mae 4.00% 2041	374	372
Fannie Mae 4.50% 2041	2,000	2,061
Fannie Mae 4.50% 2041	1,300	1,340
Fannie Mae 4.50% 2041	1,000	1,031
Fannie Mae 4.50% 2041	6,700	6,896
Fannie Mae 5.00% 2041	500	528
Fannie Mae 6.00% 2041	3,783	4,137
Nordea Hypotek AB 4.00% 2014	SKr19,000	3,156
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 2013	€750	1,154
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016	950	1,456
HBOS Treasury Services PLC, Series 17, 4.375% 2016	1,500	2,243
Dexia Municipal Agency 4.50% 2017	1,000	1,508
		42,919

MUNICIPALS — 0.00%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	$25	29

Total bonds & notes (cost: $419,765,000)		432,480

Short-term securities — 10.39%

Freddie Mac 0.08%–0.14% due 6/27–8/25/2011	74,700	74,685
Bank of America Corp. 0.08% due 5/2/2011	31,200	31,200
Bank of Nova Scotia 0.12% due 5/3/2011	23,300	23,300
National Australia Funding (Delaware) Inc. 0.185% due 5/2/20112	14,000	14,000
Fannie Mae 0.10% due 6/2/2011	8,500	8,499
Caisse d’Amortissement de la Dette Sociale 0.16% due 5/2/20112	2,300	2,300

Total short-term securities (cost: $153,979,000)		153,984

Total investment securities (cost: $1,463,950,000)		1,525,430
Other assets less liabilities		(43,603)

Net assets		$1,481,827

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,615,000, which represented 2.74% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.
4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts	¥ = Japanese yen
FDR = Fiduciary Depositary Receipts	KRW = South Korean won
A$ = Australian dollars	MXN = Mexican pesos
C$ = Canadian dollars	MYR = Malaysian ringgits
COP = Colombian pesos	NKr = Norwegian kroner
DKr = Danish kroner	PLN = Polish zloty
€ = Euros	RUB = Russian ruble
£ = British pounds	SKr = Swedish kronor
HUF = Hungarian forints	S$ = Singapore dollars
ILS = Israeli shekels	THB = Thai baht

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-937-0611O-S27940

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 30, 2011

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: June 30, 2011